Loans Held-for-Investment (Impaired Loans) (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Sep. 30, 2016	Sep. 30, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment	$ 3		$ 3		$ 25	$ 64
With no related allowance recorded, unpaid principal balance	2		2		22	85
With an allowance recorded, recorded investment	70		70		96	351
With an allowance recorded, unpaid principal balance	71		71		98	356
With an allowance recorded, related allowance	15		15		20	89
Total recorded investment	73		73		121	415
Total unpaid principal balance	73		73		120	441
Average Recorded Investment	74	$ 142	88	$ 209	191	432	$ 673
Interest Income Recognized	0	1	2	4	5	12	19
Residential first mortgage
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment	2		2		20	63
With no related allowance recorded, unpaid principal balance	1		1		20	78
With an allowance recorded, recorded investment	40		40		65	321
With an allowance recorded, unpaid principal balance	41		41		67	326
With an allowance recorded, related allowance	7		7		12	82
Total recorded investment	42		42		85	384
Total unpaid principal balance	42		42		87	404
Average Recorded Investment	43	96	55	172	150	402	603
Interest Income Recognized	0	1	1	4	5	11	17
Second mortgage
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment					0	1
With no related allowance recorded, unpaid principal balance					0	6
With an allowance recorded, recorded investment	26		26		28	29
With an allowance recorded, unpaid principal balance	26		26		28	29
With an allowance recorded, related allowance	6		6		6	6
Total recorded investment	26		26		28	30
Total unpaid principal balance	26		26		28	35
Average Recorded Investment	25	29	26	30	29	28	21
Interest Income Recognized	0	0	1	0	0	1	1
HELOC
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment					0	0
With no related allowance recorded, unpaid principal balance					0	1
With an allowance recorded, recorded investment	4		4		3	1
With an allowance recorded, unpaid principal balance	4		4		3	1
With an allowance recorded, related allowance	2		2		1	1
Total recorded investment	4		4		3	1
Total unpaid principal balance	4		4		3	2
Average Recorded Investment	5	15	5	6	10	1	1
Interest Income Recognized	0	0	0	0	0	0	0
Total consumer loans
Financing Receivable, Impaired [Line Items]
With an allowance recorded, recorded investment					0	0
With an allowance recorded, unpaid principal balance					0	0
With an allowance recorded, related allowance					1	0
Total recorded investment					0	0
Total unpaid principal balance					0	0
Commercial and industrial
Financing Receivable, Impaired [Line Items]
With no related allowance recorded, recorded investment	1		1		5	0
With no related allowance recorded, unpaid principal balance	1		1		2	0
With an allowance recorded, related allowance	0		0		0	0
Total recorded investment	1		1		5	0
Total unpaid principal balance	1		1		2	0
Average Recorded Investment	1	2	2	1	2	0	2
Interest Income Recognized	0	$ 0	0	$ 0	0	0	0
Commercial real estate
Financing Receivable, Impaired [Line Items]
Average Recorded Investment					0	1	46
Interest Income Recognized					0	$ 0	$ 1
Other Consumer and Commercial Loans
Financing Receivable, Impaired [Line Items]
With an allowance recorded, recorded investment	0		0		0
With an allowance recorded, unpaid principal balance	0		0		0
With an allowance recorded, related allowance	0		0		1
Total recorded investment	0		0		0
Total unpaid principal balance	$ 0		$ 0		$ 0